Employee Future Benefits - Status of Plans (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (145)	$ (154)
Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(2)	(8)
Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(143)	(146)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	245	257	$ 284
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(390)	(411)
Registered
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(56)	(62)
Registered | Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1)	(1)
Registered | Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(55)	(61)
Registered | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	229	241	269
Registered | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(285)	(303)	(340)
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(72)	(74)
Supplemental | Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	(6)
Supplemental | Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(72)	(68)
Supplemental | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	16	16	15
Supplemental | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(88)	(90)	(89)
Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(17)	(18)
Other | Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1)	(1)
Other | Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(16)	(17)
Other | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0	0
Other | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (17)	$ (18)	$ (17)